SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
Six months ended June 30,		Three months ended June 30,		Year ended December 31,
2012	2011	2012	2011	2011
Unaudited				Audited

411,000	-	411,000	-	246,662